16. LEASES	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASES
16.	LEASES

Lease liabilities are shown below:

		Consolidated
	12/31/2020	12/31/2019
Leases	1,623,523	1,501,960
Present value adjustment - Leases	(1,093,392)	(1,027,570)
	530,131	474,390
Classified:
Current	93,626	35,040
Non-current	436,505	439,350
	530,131	474,390

The Company adopted IFRS 16 as of January 1, 2019, using the modified retrospective approach that does not require the presentation of comparative balances. As a result of adopting IFRS 16, the Company changed the accounting policy for lease agreements.

The Company has lease agreements for port terminals in Itaguaí, the Solid Bulk Terminal - TECAR, used for loading and unloading coal and iron ores and the Container Terminal - TECON, with remaining terms of 27 and 31 years, respectively, and lease agreement for railway operation using the Northeast network with a remaining term of 7 years.

Additionally, the Company has property lease agreements, used as operational facilities and administrative and sales offices, in several locations where the Company operates, with remaining terms of 2, 5 and 15 years.

CSN also has lease contracts for operating equipment, used in mining operations and in the steel industry, with terms of 2 to 5 years.

The present value of future obligations was measured using the implicit rate observed in the contracts and for contracts that did not have a rate, the Company applied the incremental rate of loans - IBR, both in nominal terms.

The incremental loan rate - IBR was acquired through consultation with the Company’s relationship banks according to the average term of the contracts, according to the guidelines of Official Letter / CVM / SNC / SEP No. 02/2019.

The average incremental rate used to measure lease and use liabilities over the term of the five-year contract is 8.28%

The movement of lease liabilities is shown in the table below:

		Consolidated
	12/31/2020	12/31/2019
Opening balance	474,390	640,989
New leases	52,835	106,584
Present Value Adjustments - New leases	(6,511)	(54,080)
Contract review	63,250	(175,609)
Write-off	(7,757)	(1,374)
Payments	(103,648)	(94,727)
Interest appropriated	54,236	52,607
Exchange variation	3,336	-
Net balance	530,131	474,390

The estimated future minimum payments for the lease agreements include variable payments, fixed in essence when based on minimum performance and contractually fixed rates.

As of December 31, 2020 are the following:

				Consolidated
	Less than one year	Between one and five years	Over five years	Total

Leases	98,788	368,659	1,156,076	1,623,523
Present value adjustment - Leases	(5,162)	(110,034)	(978,196)	(1,093,392)
	93,626	258,625	177,880	530,131

•	Recoverable PIS / COFINS

Lease liabilities were measured at the amount of consideration with suppliers, that is, without considering the tax credits incurred after payment. The potential right of PIS and COFINS embedded in the lease liability is shown below.

		Consolidated
	12/31/2020	12/31/2019
Leases	1,603,100	1,489,789
Present value adjustment - Leases	(1,091,275)	(1,026,919)
Potencial PIS and COFINS credit	148,287	137,805
Present value adjustment – Potential PIS and COFINS credit	(100,943)	(96,461)

•	Lease payments not recognized as a liability:

The Company chose not to recognize lease liabilities in contracts with a term of less than 12 months and for low value assets. Payments made for these contracts are recognized as expenses when incurred.

The Company has contracts for the right to use ports (TECAR) and railways (FTL) which, even if they establish minimum performance, it is not possible to determine its cash flow since these payments are fully variable and will only be known when they occur. In such cases, payments will be recognized as expenses when incurred.

The expenses related to payments not included in the measurement of the lease liability during the year are:

		Consolidated
	12/31/2020	12/31/2020
Contract less than 12 months	549	10,819
Lower Assets value	9,563	3,853
Variable lease payments	270,449	177,460
	280,561	192,132

In accordance with the guidelines of IFRS 16, the Company uses the discounted cash flow technique to measure and remeasured liabilities and use rights, without considering the projected inflation in the flows to be discounted.

Considering Circular Letter / CVM / SNC / SEP No. 02/2019, the Company discloses below the comparative balances of lease liabilities, right to use, financial expenses and depreciation expenses with the use of rates in real terms to discount a present value of flows also in real terms.

				Consolidated
		12/31/2020		12/31/2019
	Rate in nominal terms and actual flow	Rate and actual flow in nominal terms	Rate in nominal terms and actual flow	Rate and actual flow in nominal terms
Lease Liability	530,131	595,193	474,390	579,390
Right of net use	511,882	547,671	472,345	567,905
Financial expenses	(50,513)	(63,744)	(49,118)	(57,556)
Depreciation	(57,342)	(59,560)	(53,826)	(57,356)

In order to measure the balances using the rate in real terms, the inflation projection (IPCA) released by the Central Bank of Brazil was used.

The Company analyzed CVM Deliberation No. 859, of July 7, 2020, which alters IFRS 16 with guidelines for recognizing the possible impacts generated by contractual changes as a result of COVID-19, however we do not have any material changes to the contracts current lease terms.

Accounting Policy

When entering into a contract, the Company assesses whether the contract is, or contains, a lease. The lease is characterized by a lease or transmission of the right to use for a fixed period in exchange for monthly payments. The leased asset must be clearly specified.

The Company determines in the initial recognition, the lease term or non-cancellable term, which will be used in the measurement of the right to use and the lease liability. The lease term will be reevaluated by the Company when a significant event or significant change occurs in the circumstances that are under the control of the lessee and affects the non-cancellable term. The Company adopts exemption from recognition, as provided for in the standard, for the lessee of contracts with terms of less than 12 (twelve) months, or whose underlying asset object of the contract is of low value.

At inception, the Company recognizes the right to use the asset and the lease liability at present value. The right-to-use asset should be measured at cost. The cost includes the lease liability, upfront costs, advance payments, estimated costs to dismantle, remove or restore. The lease liability is measured at the present value of the lease payments expected to be made during the life of the agreement, discounted at the implicit interest rate of the lease or, if the rate is not determinable, an incremental rate will be used to determine the present value.

For contracts that the Company determines the business rate, it is understood that this rate is the rate implied in nominal terms and to which it is applied in discounting the flow of future payments. In contracts with no rate definition, the Company applied the incremental loan rate, obtaining it through consultations with banks where it has a relationship, adjusted for the inflation forecast for the coming years.

For the subsequent measurement, the cost method to the right-of-use asset is used and, in depreciation, the requirements of IAS 16 - Property, Plant and Equipment are applied. However, for the purpose of depreciation, the Company determines the use of the straight-line method based on the remaining useful life of the assets or the term of the contract, whichever is the shorter.

The effects of PIS and COFINS recoverable generated after the effective payment of the obligations will be recorded as a reduction of the depreciation expenses of the right to use and of the financial expenses recognized monthly.

IAS 36 - Impairment of Assets will also be applied in order to determine whether the right-of-use asset has impairment problems and to account for any impairment loss identified.